State Street Bank and Trust Company

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

March 1, 2013

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Money Market Portfolios/Bond Portfolios, Equity Portfolios, Philadelphia International Small Cap Fund (Class I and Class IV), Philadelphia International Emerging Markets Fund (Class I and Class IV), Philadelphia International Fund, and Small Cap Equity Portfolio (Institutional Shares) Prospectuses and Statement of Additional Information, each dated February 28, 2013, do not differ from those contained in Post-Effective Amendment No. 62, filed electronically on February 28, 2013, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-1742 if you have any questions regarding this filing.

Sincerely,

/s/ David James

David James